Stock options	3 Months Ended
Nov. 30, 2022
Stock Options
Stock options

19. Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following table reflects the continuity of stock options for the three months ended November 30, 2022, and 2021:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	10,000	9.82	2.92
Forefitures	-	-	-
Balance, November 30, 2021	702,938	11.61	7.00	4.30

Balance, August 31, 2022	1,143,182	3.93	2.43	5.64
Granted	142,176	0.63	0.48
Forefitures	(41,100)	6.35	3.59
Balance, November 30, 2022	1,244,258	3.47	2.17	5.45

Exercisable as of November 30, 2022	617,934	3.99	2.37	5.45

During the three months ended November 30, 2022, the Company granted options to purchase 142,176 common shares of the Company. Each option allows the holder to purchase one common share of the Company. The options had exercise prices of CAD$.82 to CAD $.89. The fair value of the options granted was estimated at the grant dates based on the Black-Sholes pricing model. Key assumptions include 0% expected dividend yield, Risk-free interest rate of 3.23% to 3.35%, expected life of 5 years and expected volatility of 100%.

During the three months ended November 30, 2021, the Company granted options to purchase 10,000 common shares of the Company. Each option allows the holder to purchase one common share of the Company. The options had an exercise price of CAD$12.45. The fair value of the options granted was estimated at the grant dates based on the Black-Sholes pricing model. Key assumptions include 0% expected dividend yield, Risk-free interest rate of 1.82%, expected life of 10 years and expected volatility of 90%.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following tables reflect the stock options issued and outstanding as of November 30, 2022:

	Outstanding		Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	USD	(Years)

April 1, 2023	18,000	11.25	7.91	0.33
August 25, 2025	340	106.50	76.43	2.74
February 10, 2026	1,338	106.50	76.43	3.20
May 23, 2026	9	106.50	76.43	3.48
June 24, 2026	145,433	15.04	12.21	3.57
July 2, 2026	45,010	15.08	12.21	3.59
August 20, 2026	10,000	7.78	6.05	3.72
March 3, 2027	1,003	106.50	76.43	4.26
November 3, 2027	133	106.50	76.43	4.93
November 7, 2029	30,089	7.50	5.38	6.94
June 14, 2031	10,683	14.20	11.69	8.54
November 23, 2031	10,000	12.45	9.82	8.99
January 31, 2027	15,000	3.90	3.07	4.17
April 12, 2027	100,000	2.87	2.27	4.37
August 10, 2027	100,000	1.47	1.15	4.70
September 30, 2027	46,000	0.82	0.60	4.84
October 31, 2027	96,176	0.89	0.65	4.92
May 26, 2029	615,044	1.49	1.16	6.49

	1,244,258	4.40	3.47	5.45

Of the 1,244,258 options outstanding as of November 30, 2022 (August 31, 2022 – 1,143,182), 617,934 are exercisable as of November 30, 2022 (August 31, 2022 – 555,934). During the three months ended November 30, 2022, share-based compensation expense for the Company’s stock options was $1,452,250 (November 30, 2021 – $841,712).